Fees Summary	Nov. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 121,144,053.2
Total Fee Amount	10,539.54
Total Offset Amount	0
Net Fee	$ 10,539.54
Offset Table N/A	N/A